Offerings	May 06, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Ball Corporation
Fee Rate	0.01531%
Offering Note	Certain information has been omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrants are deferring payment of all of the registration fee. Any subsequent registration fees will be paid on a pay-as-you-go basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Ball Corporation, without par value
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Ball Corporation without par value
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Ball Corporation
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of the Debt Securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Issuable by Ball Advanced Aluminum Technologies Corp., Ball Asia Services Limited, Ball Beverage Can Americas Inc., Ball BP Holding Company, Ball Container LLC, Ball Corporation, Ball Glass Containers, Inc., Ball Holdings LLC, Ball Inc., Ball Metal Beverage Container Corp., Ball Metal Container Corporation, Ball Packaging, LLC, Ball Pan-European Holdings, LLC, Latas de Aluminio Ball, Inc., Rexam Beverage Can Company and USC May Verpackungen Holding Inc. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable in respect of the registration of the guarantees.